SCHEDULE OF SEGMENT REPORTING REVENUE BY PRODUCT CATEGORIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Revenue from External Customer [Line Items]
Total revenue	$ 29,908,561	$ 25,494,564	$ 18,219,959
Fragrance Compounds [Member]
Revenue from External Customer [Line Items]
Total revenue	13,710,556	12,744,029	7,879,300
Health Supplements Solid Drinks [Member]
Revenue from External Customer [Line Items]
Total revenue	7,145,708	6,655,982	3,887,096
Bioactive Food Ingredients [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 9,052,297	$ 6,094,553	$ 6,453,563